Business Combinations (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Shares of Common Stock Issued and Outstanding at the Closing of the Business Combination
The number of shares of Common Stock issued and outstanding at the Closing of the Business Combination were:

Innventure LLC Units	Immediately Prior to Closing	Common Stock Conversion Ratio	Common Stock Upon Closing
Class B Preferred Units	10,875,000	2.09	22,754,664
Class B-1 Preferred Units	5,609,951	2.09	11,738,165
Class A Units	342,608	2.09	716,867
Class C Units	1,570,125	2.09	3,285,303
Total	18,397,684		38,494,999

Learn CW Shares
Learn CW Public shareholders	1,027,674	1.00	1,027,674
Learn CW Class B Shareholders	5,000,000	1.00	5,000,000
Total	6,027,674		6,027,674

Less: Learn CW shares subject to clawback provisions			(932,823)

Total Common Stock Issued and Outstanding at Closing			43,589,850

Consideration Transferred for the Business Combination
The consideration transferred for the Business Combination is summarized as follows:

Holdco Common Stock transferred to Innventure Members(1)	$418,441
Contingent consideration(2)	53,980
Consideration transferred	472,421
Non-controlling interest(3)	343,030
Total business enterprise value	$815,451

(1)	Represents the fair value of the 38,494,999 of aggregate consideration paid in shares (excluding the Company Earnout shares) at a Closing share price of $10.87.
(2)	Represents the fair value of the Company Earnout Shares issued and contingently issuable to Innventure Members. Refer to Note 10. Earnout Shares for more details.
(3)
The non-controlling interest represents the fair value of equity in Accelsius held by non-controlling parties. The fair value is calculated using a discounted cash flow methodology to determine the Accelsius equity value which is pro rated by the non-controlling ownership percentage (Level 3). Significant inputs used to measure the fair value of the non-controlling interest include the long-term growth rate of 3%, normalized tax rate of 27.9%, normalized net working capital of 18%, and weighted average cost of capital of 17.6%.

Investing cash flow activity as a result of the Business Combination is summarized as follows:

Amount
Cash consideration transferred	$—
Add: Cash and cash equivalents acquired	16
Investing cash flow activity as a result of the Business Combination	$16

On the Closing Date, Innventure settled certain obligations using cash from the Learn CW trust account that was released at Closing and financing secured through Series B Preferred Stock. The financing secured through Series B Preferred Stock is discussed in Note 13. Stockholders’ Equity.

Amount
Cash proceeds from Learn CW trust account	$11,342
Net cash proceeds from Series B Preferred Stock issuance	10,572
Total Innventure, Inc. cash sources	$21,914

Payment of Learn CW accounts payable and accrued expenses	$9,233
Payment of Learn CW promissory note due to Sponsor	4,628
Payment of Innventure LLC transaction costs at Closing	6,206
Total cash uses	$20,067
Net cash proceeds	$1,847

Purchase Consideration Allocation to Assets and Liabilities
The purchase consideration was allocated to the following assets and liabilities:

Amount
Assets acquired:
Cash and cash equivalents	$16
Accounts receivable	117
Due from related parties	210
Inventory	2,824
Prepaid expenses and other current assets	1,955
Equity method investments	18,449
Investment in debt securities - AFS	10,172
Property, plant, and equipment	1,227
Intangible assets	187,500
Other assets	829
Total assets acquired:	$223,299

Amount
Liabilities assumed:
Accounts payable	$6,286
Accrued employee benefits	7,617
Accrued expenses	1,972
Related party payable	13,932
Notes payable	975
Patent installment payable	13,600
Deferred tax liability	30,654
Other liabilities	748
Total liabilities assumed:	$75,784
Net identifiable assets acquired	$147,515
Goodwill	$667,936

Fair Value of Definite-Lived Intangible Assets	The fair value of definite-lived intangible assets as of the Closing Date included:

Amount
Trade names	17,800
Customer relationships	4,600
Developed technology	165,100
Total	$187,500